Document and Entity Information	Oct. 24, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 24, 2022
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41446
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	ADTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On October 25, 2022, ADTRAN Holdings, Inc. filed a Current Report on Form 8-K, dated October 24, 2022 (the “Original 8-K”), with the U.S. Securities and Exchange Commission. The Original 8-K attached as Exhibit 99.1 an incorrect copy of the press release that included a clerical error in the table entitled “Reconciliation of Preliminary Operating Loss to Preliminary Non-GAAP Operating Income.” A copy of the correct, as-issued press release is furnished as Exhibit 99.1 to this Current Report on Form 8-K and is incorporated herein reference. Except as stated in this Explanatory Note, no other changes have been made to the Original 8-K.
Entity Central Index Key	0000926282